Related party transactions (Tables)	12 Months Ended
Mar. 31, 2011
Related Party Transactions Table Disclosure

Balances payable to related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	9,287.9	Rs.	1,729.9	Rs.	11,017.8	Rs.	6,600.2	Rs.	1,805.4	Rs.	8,405.6	US$	188.7
Balances in interest- bearing deposits		15,000.0		691.5		15,691.5		9,598.0		210.6		9,808.6		220.2
Accounts payable		1.5		—		1.5		—		—		—		—

Total	Rs.	24,289.4	Rs.	2,421.4	Rs.	26,710.8	Rs.	16,198.2	Rs.	2,016.0	Rs.	18,214.2	US$	408.9

Balance Sheet Data Resulting from Related Party Transactions

Balances receivable from related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	43.8	Rs.	43.8	Rs.	—	Rs.	—	Rs.	—	US$	—
Other assets		130.8		1,018.9		1,149.7		84.4		599.8		684.2		15.4

Total	Rs.	130.8	Rs.	1,062.7	Rs.	1,193.5	Rs.	84.4	Rs.	599.8	Rs.	684.2	US$	15.4

Income Statement Data Resulting from Related Party Transactions

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2009						2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	557.6	Rs.	5,000.6	Rs.	5,558.2	Rs.	769.0	Rs.	5,338.8	Rs.	6,107.8	Rs.	807.2	Rs.	7,620.7	Rs.	8,427.9	US$	189.2
Interest and Dividend revenue		—		22.1		22.1		—		25.8		25.8		—		45.0		45.0		1.0
Non-interest expense-Premises and equipment		(6.9)		(7.6)		(14.5)		(8.5)		(13.7)		(22.2)		(17.3)		(12.6)		(29.9)		(0.7)